AB VALUE FUNDS (“Value Funds”) -AB Value Fund -AB Discovery Value Fund -AB Equity Income Fund -AB Small Cap Value Portfolio	BERNSTEIN FUND, INC. (“Bernstein Fund”) -Small Cap Core Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated October 17, 2019 to the (i) Value Funds Prospectus and Summary Prospectuses dated February 28, 2019; and (ii) Bernstein Fund Prospectuses and Summary Prospectuses dated January 28, 2019 (the “Prospectuses”).

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

Value Funds

AB Value Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Cem Inal	Since 2016	Senior Vice President of the Adviser
Joseph G. Paul*	Since 2009	Senior Vice President of the Adviser

* Mr. Paul is expected to retire from the Adviser effective December 31, 2020.

AB Equity Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Cem Inal	Since 2018	Senior Vice President of the Adviser
Joseph G. Paul*	Since 2010	Senior Vice President of the Adviser

* Mr. Paul is expected to retire from the Adviser effective December 31, 2020.

Effective January 1, 2020, the following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

AB Discovery Value Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
James W. MacGregor	Since 2005	Senior Vice President of the Adviser
Erik A. Turenchalk	Since January 2020	Senior Vice President of the Adviser

AB Small Cap Value Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
James W. MacGregor	Since 2014	Senior Vice President of the Adviser
Erik A. Turenchalk	Since January 2020	Senior Vice President of the Adviser

Bernstein Fund

Small Cap Core Portfolio

PORTFOLIO MANAGERS

The following table lists the persons primarily responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Serdar Kalaycioglu	Since 2015	Senior Vice President of the Manager
Samantha Lau	Since 2015	Senior Vice President of the Manager
Erik A. Turenchalk	Since January 2020	Senior Vice President of the Manager

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The following replaces certain information under the heading “Management of the Funds—Portfolio Managers” in the Prospectuses for the following Funds.

Value Funds

AB Value Fund and AB Equity Income Fund

Fund and Responsible Group	Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
AB Value Fund U.S. Value Senior Investment Management Team	Cem Inal; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
	Joseph G. Paul; since 2009; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
AB Equity Income Fund U.S. Equity Income Senior Investment Management Team	Cem Inal; since 2018; Senior Vice President of the Adviser	(see above)
	Joseph G. Paul; since 2010; Senior Vice President of the Adviser*	(see above)

* Mr. Paul is expected to retire from the Adviser effective December 31, 2020.

Effective January 1, 2020, the following replaces certain information under the heading “Management of the [Funds/Portfolios]  —Portfolio Managers” in the Prospectuses for the following Funds.

AB Discovery Value Fund and AB Small Cap Value Portfolio

Fund and Responsible Group	Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
AB Discovery Value Fund Small/Mid Cap Value Senior Investment Management Team	James W. MacGregor; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
	Erik A. Turenchalk; since January 2020; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
AB Small Cap Value Portfolio Small/Mid Cap Value Senior Investment Management Team	James W. MacGregor; since 2014; Senior Vice President of the Adviser	(see above)
	Erik A. Turenchalk; since January 2020; Senior Vice President of the Adviser	(see above)

Bernstein Fund

Small Cap Core Portfolio

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Serdar Kalaycioglu; since 2015; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity since prior to 2014.
Samantha Lau; since 2015; Senior Vice President of the Manager	Senior Vice President of the Manager and Co-Chief Investment Officer of U.S. Small/SMID Cap Growth Equities, with which she has been associated in a similar capacity since prior to 2014.
Erik A. Turenchalk; since January 2020; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity since prior to 2014.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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